Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Changes in operating assets and liabilities

	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $	Year Ended December 31, 2009 $

Accounts receivable	5,698	(8,442)	3,888
Prepaid expenses and other operating assets	619	4,018	5,677
Accounts payable	(1,054)	(326)	(6,203)
Accrued liabilities	8,374	(6,222)	9,504
Unearned revenue and other operating liabilities	(1,876)	2,767	10,301
Restricted cash	(2,644)	—	—
Advances to and from affiliates and joint venture partners	(42,551)	11,234	3,821

Total	(33,434)	3,029	26,988